Consolidated Statements of Comprehensive Income (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 1,954,949	$ 5,810,740	$ 3,791,162
Unrealized Gains On Securities:
Unrealized Holding Gains (Losses) On Securities Available For Sale, Net Of Taxes Of $3,224,059; $4,286,481 and $909,507 At December 31, 2014, 2013 and 2012, Respectively	1,483,932	5,274,829	(7,002,827)
Reclassification Adjustment For Gains Included In Net Income, Net Of Taxes Of $166,011; $503,813 and $359,281 At December 31, 2014, 2013 and 2012, Respectively	(586,195)	(270,860)	(822,010)
Other Comprehensive Income (Loss), Transfers from Held-to-maturity to Available-for-Sale Securities, Net of Tax	0	0	865,933
Other Comprehensive Income (Loss)	897,737	5,003,969	(6,958,904)
Comprehensive Income (Loss)	$ 2,852,686	$ 10,814,709	$ (3,167,742)